PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Line Items]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table represents property and equipment balances and accumulated depreciation as of June 30, 2025 and December 31, 2024:

(in thousands)	June 30, 2025	December 31, 2024
Corporate assets (1)	$12,651	$11,093
Mining equipment	165,942	172,572
Data center infrastructure (2)	67,669	113,710
Land	16,587	12,809
WIP / Construction in progress (3)	500,251	35,777
Property and equipment, gross	763,100	345,961
Less: Accumulated depreciation	(66,769)	(57,934)
Less: Impairment (4)	(100,211)	(50,989)
Property and equipment, net	$596,120	$237,038
__________________
(1)Corporate assets balances primarily relate to computer equipment, leasehold improvements, and furniture and fixtures.
(2)Data center infrastructure comprises land and improvements associated with our mining and Artificial Intelligence and High Performance Computing (“AI/HPC”) leasing businesses. During the six months ended June 30, 2025, a portion of data center infrastructure assets were transferred to WIP / Construction in progress as they are undergoing enhancements to support deployment of Galaxy’s AI/HPC operations.
(3)WIP/Construction in progress related to data center infrastructure under construction.
(4)Recognized in General and administrative expenses in the Company’s condensed consolidated interim statements of operations
Depreciation expense of $3.5 million and $12.2 million for the three and six months ended June 30, 2025, respectively, and $7.6 million and $14.3 million for the three and six months ended June 30, 2024, respectively, is included in General and administrative expenses in the Company’s condensed consolidated interim statements of operations.
Impairment of Mining Equipment
The Company assesses mining equipment for impairment when a triggering event is identified. As a result of a change of anticipated use of the mining equipment in fiscal year 2025 during the six months ended June 30, 2025, the Company recognized an impairment of $49.2 million in relation to its mining equipment, including assets in WIP/Construction in progress, which was applicable to the Treasury and Corporate segment. Impairment testing of assets held for use requires determination of recoverability using unobservable inputs such as estimated future cash flows and involves significant judgment. The Company estimated the future cash flows related to mining equipment using the bitcoin price and network difficulty, as well as expected hosting cost as key inputs.

Galaxy Digital Holdings, LP
Property, Plant and Equipment [Line Items]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table represents property and equipment balances and accumulated depreciation as of December 31, 2024 and 2023:

(in thousands)	December 31, 2024	December 31, 2023
Corporate assets (1)	$11,093	$9,625
Mining equipment	172,572	78,737
Mining infrastructure	113,710	86,156
Land	12,809	10,490
WIP / Construction in progress (2)	35,777	105,036
Property and equipment, gross	345,961	290,044
Less: Accumulated depreciation	(57,934)	(25,808)
Less: Impairment / Loss on disposal (3)	(50,989)	(50,888)
Property and equipment, net	$237,038	$213,348
__________________
(1)Corporate assets balances primarily relate to computer equipment, leasehold improvements, and furniture and fixtures.
(2)As of December 31, 2024, WIP/Construction in Progress related to mining infrastructure under construction. As of December 31, 2023, WIP/Construction in Progress related to mining equipment of $85.0 million and mining infrastructure under construction of $20.0 million.
(3)Recognized in General and administrative expenses in the Company’s consolidated statements of operations.
Depreciation expense of $31.2 million, $15.3 million and $9.2 million related to property and equipment for the years ended December 31, 2024, 2023 and 2022, respectively, is included in General and administrative expenses in the Company’s consolidated statements of operations.
Impairment of mining equipment
The Company assesses mining equipment for impairment when market prices of similar equipment are below the Company's carrying value. During the years ended December 31, 2024, 2023 and 2022, the Company recognized an impairment of $0.1 million, $0.5 million and $50.3 million, respectively, in relation to its mining equipment, including assets in WIP/Construction in progress, which was applicable to the Treasury and Corporate segment. The impairment recognized during the year ended December 31, 2022 was triggered by a prolonged reduction in the value of bitcoin, which affected the expected cash flows to be generated from the equipment. Impairment testing of assets held for use requires determination of recoverability based on estimated future cash flows and involves significant judgement. The Company estimated the future cash flows related to mining equipment using the bitcoin price and network difficulty, as well as expected power cost as key inputs.